Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Trading Symbol	FSPI
Entity Registrant Name	FIRST SURGICAL PARTNERS INC.
Entity Central Index Key	0001389413
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and Cash Equivalents	$ 662,618	$ 266,708	$ 261,594
Accounts Receivable, net	26,673,248	22,874,493	20,141,436
Due From Affiliates			604,637
Inventory	1,155,892	1,413,275	742,780
Prepaid Expenses and Other Current Assets	401,272	298,104	233,597
Total Current Assets	28,893,030	24,852,579	21,984,044
Property and Equipment, net	14,552,333	14,946,782	8,039,404
Other Assets, net	55,456	64,379	68,620
Total Assets	43,500,819	39,863,740	30,092,068
Current Liabilities
Accounts Payable	8,085,782	9,634,602	6,906,807
Accrued Expenses	1,887,787	1,380,223	503,454
Lines of Credit	3,962,299	1,521,250	1,289,801
Current Taxes Payable	2,091,253	1,194,128
Current Portion of Long-Term Debt and Capital Lease Obligations	1,217,456	1,238,277	1,737,985
Total Current Liabilities	17,244,577	14,968,480	10,438,047
Long-Term Liabilities
Long-Term Debt and Capital Lease Obligations, Net of Current Portion	13,631,280	13,699,670	8,999,346
Deferred Taxes Payable	3,283,622	3,282,622
Other Long-Term Liabilities	143,629	74,130	188,452
Total Long-Term Liabilities	17,058,531	17,056,422	9,187,798
Commitments and Contingencies
Shareholders' Equity
Preferred Stock, $0.0001 par value, 50,000,000 shares authorized, zero issued and outstanding, respectively
Common Stock, $0.0001 par value, 200,000,000 shares authorized, 40,000,006 and 39,964,346 shares issued and outstanding, respectively	4,065	4,000	3,996
Additional Paid-In Capital	11,429,455	11,716,594	2,874,410
Retained Earnings/(Accumulated Deficit)	(2,235,809)	(3,881,756)	7,587,817
Total Shareholders' Equity	9,197,711	7,838,838	10,466,223
Total Liabilities and Shareholders' Equity	$ 43,500,819	$ 39,863,740	$ 30,092,068

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, issued	0	0	0
Preferred Stock, outstanding	0	0	0
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	200,000,000	200,000,000	200,000,000
Common Stock, shares issued	40,650,006	40,000,006	39,964,346
Common Stock, shares outstanding	40,650,006	40,000,006	39,964,346

CONSOLIDATED STATEMENTS OF INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Net Revenue	$ 12,149,557	$ 12,708,932	$ 24,773,454	$ 24,989,250	$ 46,165,361	$ 44,555,531
Operating Expenses
Salaries and Benefits	3,365,197	2,803,477	6,898,257	5,329,100	11,157,253	10,336,123
Medical Supplies	2,374,480	2,463,659	5,135,649	4,230,302	8,022,665	7,961,804
Bariatric Program Sponsorship	1,200,000	1,200,000	2,400,000	2,400,000	4,800,000	4,800,000
Management Fees	454,416	452,798	920,068	959,764	1,802,084	1,747,955
Rent	447,862	441,242	1,009,813	898,774	1,872,290	1,811,637
Depreciation and Amortization	543,837	455,784	1,072,806	694,251	1,550,788	1,464,184
Other Operating Expenses	2,429,615	1,376,943	4,158,201	2,843,548	5,910,858	5,326,333
Total Operating Expenses	10,815,409	9,193,905	21,594,795	17,355,739	35,115,938	33,448,036
Other Income and Expenses
Interest Income	247	359	488	709	1,235	2,682
Interest Expense	(316,974)	(214,055)	(613,075)	(439,677)	(865,592)	(1,025,518)
Total Other Income and Expenses	(316,727)	(213,696)	(612,587)	(438,968)	(864,357)	(1,022,836)
Income Before Income Taxes	1,017,421	3,301,331	2,566,072	7,194,543	10,185,066	10,084,659
Income Taxes	378,098		920,125		4,476,750
Net Income	$ 639,323	$ 3,301,331	$ 1,645,947	$ 7,194,543	$ 5,708,316	$ 10,084,659
Basic and Diluted Income per Common Share	$ 0.02	$ 0.08	$ 0.04	$ 0.18	$ 0.14	$ 0.25
Weighted average number of common shares outstanding - basic and fully diluted	40,522,533	39,964,346	40,273,762	39,964,346	39,964,444	39,964,346
Dividends declared per common share	$ 0.025		$ 0.0375

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 1,645,947	$ 7,194,543	$ 5,708,316	$ 10,084,659
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Depreciation and Amortization	1,072,806	694,251	1,550,788	1,464,184
Stock Compensation	468,914
Common Shares Issued for Services	750,262
Changes in Operating Assets and Liabilities:
Accounts Receivable	(3,798,756)	(2,406,133)	(2,061,927)	(1,510,399)
Inventory	257,383	(63,833)	(670,494)	(140,287)
Other Current Assets	(141,228)	553,288	(64,506)	108,117
Accounts Payable and Accrued Expenses	(993,434)	(323,238)	3,465,488	1,294,218
Other Long Term Liabilities	69,499	(8,020)
Current and Deferred Taxes Payable	898,125		4,476,750
Net Cash Provided by Operating Activities	229,519	5,640,858	12,404,415	11,300,492
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital Expenditures	(669,435)	(625,508)	(8,464,772)	(596,695)
Net Cash Used in Investing Activities	(669,435)	(625,508)	(8,464,772)	(596,695)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on Line of Credit	2,546,049	271,449	351,449	468,551
Repayments on Line of Credit	(105,000)	(60,000)	(120,000)	(203,750)
Proceeds from Issuance of Long-Term Debt	629,234	153,958	5,922,978	1,300,000
Repayment of Long-Term Debt and Capital Lease Obligations	(728,208)	(883,830)	(1,741,031)	(2,832,643)
Dividends Paid	(1,506,250)
Partner Contributions		30,000	75,700	50,000
Partner Distributions		(4,502,625)	(8,423,625)	(9,711,500)
Net Cash Provided by (Used in) Financing Activities	835,826	(4,991,047)	(3,934,529)	(10,929,342)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	395,910	24,302	5,114	(225,545)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	266,708	261,594	261,594	487,139
CASH AND CASH EQUIVALENTS AT END OF PERIOD	662,618	285,896	266,708	261,594
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash Paid for Interest	591,366	401,904	842,752	977,968
Cash Paid for Taxes	472,000	231,558
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Accrued Capital Expenditures			$ (20,810)	$ 20,810

STATEMENTS OF CONSOLIDATED SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock	Paid-In Capital	Retained Earnings (Accumulated Deficit)
Beginning Balance at Dec. 31, 2008	$ 10,043,064	$ 3,996	$ 2,824,410	$ 7,214,658
Beginning Balance (in shares) at Dec. 31, 2008		39,964,346
Contributions by Shareholders	50,000		50,000
Deemed Dividends	(9,711,500)			(9,711,500)
Net lncome	10,084,659			10,084,659
Ending Balance at Dec. 31, 2009	10,466,223	3,996	2,874,410	7,587,817
Beginning Balance (in shares) at Dec. 31, 2009		39,964,346
Contributions by Shareholders	87,920		87,920
Deemed Dividends	(8,423,625)			(8,423,625)
Recapitalization Due to Change in Corporate Structure			8,754,264	(8,754,264)
Recapitalization Due to Reverse Merger (in shares)		35,660
Recapitalization Due to Reverse Merger	4	4
Net lncome	5,708,316			5,708,316
Ending Balance at Dec. 31, 2010	$ 7,838,838	$ 4,000	$ 11,716,594	$ (3,881,756)
Ending Balance (in shares) at Dec. 31, 2010		40,000,006

INTERIM FINANCIAL INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
INTERIM FINANCIAL INFORMATION
1.	INTERIM FINANCIAL INFORMATION

Business and Organization

First Surgical Partners Inc., including its subsidiaries, is an owner and operator of two ambulatory surgery centers (“ASC”), First Street Surgical Center, L.P., and First Surgical Woodlands, L.P., and a general acute care hospital, First Street Hospital, L.P., all located in the greater Houston, Texas metro area.  Procedures performed include non life-threatening surgeries, such as bariatrics, reconstructive and cosmetic plastics, orthopedics, pain management, neurosurgery and podiatry, which are often completed on an outpatient or short stay basis.

Effective December 1, 2010, Piper Acquisition III, Inc. (“Piper”) acquired all of the limited and general partnership interests of First Street Surgical Center, L.P., First Surgical Woodlands, L.P., and First Street Hospital, L.P. (“Partnerships”), all of which were under common control, in exchange for the issuance of 36,000,002 shares of Piper’s common stock.  The exchange of shares between Piper and the Partnerships was accounted for as a reverse acquisition under the purchase method of accounting.  Accordingly, the merger was been recorded as a recapitalization of Piper, with the consolidated financials of the Partnerships being treated as the continuing entity.  Effective December 3, 2010, the Company changed its name to First Surgical Texas, Inc.  The historical financial statements presented are those of the Partnerships.  The financial statements of the legal acquirer, Piper, were not significant; therefore, no pro forma financial information is submitted.

On November 4, 2010, the Company entered into a Contribution Agreement with the shareholders of First Surgical Texas, Inc., each of which are accredited investors (“First Surgical Texas Shareholders”) pursuant to which the First Surgical Texas Shareholders agreed to contribute 100% of the outstanding securities of First Surgical Texas in exchange for 39,964,346 shares of our common stock (the “First Surgical Texas Contribution”).  The First Surgical Texas Contribution closed on December 31, 2010.

Considering that, following the contribution, the First Surgical Texas Shareholders controlled the majority of our outstanding common stock and we effectively succeeded our otherwise minimal operations to those that are theirs, First Surgical Texas was considered the accounting acquirer in this reverse-merger transaction.  A reverse-merger transaction is considered, and accounted for as, a capital transaction in substance; it is equivalent to the issuance of First Surgical Texas securities for our net monetary assets, which were deminimus, accompanied by a recapitalization.  Accordingly, we have not recognized any goodwill or other intangible assets in connection with this transaction.  First Surgical Texas is the surviving and continuing entity and the historical financials following the reverse merger transaction are those of First Surgical Texas.

Effective February 18, 2011, the Company changed its name to “First Surgical Partners Inc.”

Basis of Presentation

The Company has prepared the accompanying unaudited consolidated financial statements in accordance with accounting principles generally accepted in the United States of America for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) instructions to Form 10-Q and Item 310(b) of regulation S-K. These financial statements should be read together with the financial statements and notes in the Company’s 2010 Form 10-K filed with the SEC on April 15, 2011, as amended on Form 10-K/A on June 21, 2011 and on August 1, 2011. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The accompanying financial statements reflect all adjustments and disclosures, which, in the Company’s opinion, are necessary for fair presentation. All such adjustments are of a normal recurring nature. The results of operations for the interim periods are not necessarily indicative of the results of the entire year. Certain reclassifications have been made to the prior year’s financial statements to conform to the current period’s presentation.

1.      ORGANIZATION AND DESCRIPTION OF BUSINESS

First Surgical Partners Inc., including its subsidiaries, is an owner and operator of two ambulatory surgery centers (“ASC”), First Street Surgical Center, L.P., and First Surgical Woodlands, L.P., and a general acute care hospital, First Street Hospital, L.P., all located in the greater Houston, Texas metro area.  Procedures performed include non life-threatening surgeries, such as bariatrics, reconstructive and cosmetic plastics, orthopedics, pain management, neurosurgery and podiatry, which are often completed on an outpatient or short stay basis.

Effective December 1, 2010, Piper Acquisition III, Inc. (“Piper”) acquired all of the limited and general partnership interests of First Street Surgical Center, L.P., First Surgical Woodlands, L.P., and First Street Hospital, L.P. (“Partnerships”), all of which were under common control, in exchange for the issuance of 36,000,002 shares of Piper’s common stock.  The exchange of shares between Piper and the Partnerships was accounted for as a reverse acquisition under the purchase method of accounting.  Accordingly, the merger has been recorded as a recapitalization of Piper, with the consolidated financials of the Partnerships being treated as the continuing entity.  Effective December 3, 2010, the Company changed its name to First Surgical Texas, Inc.  The historical financial statements presented are those of the Partnerships.  The financial statements of the legal acquirer, Piper, were not significant; therefore, no pro forma financial information is submitted.

On November 4, 2010, the Company entered into a Contribution Agreement with the shareholders of First Surgical Texas, Inc., each of which are accredited investors (“First Surgical Texas Shareholders”) pursuant to which the First Surgical Texas Shareholders agreed to contribute 100% of the outstanding securities of First Surgical Texas in exchange for 39,964,346 shares of our common stock (the “First Surgical Texas Contribution”).  The First Surgical Texas Contribution closed on December 31, 2010.

Considering that, following the contribution, the First Surgical Texas Shareholders controlled the majority of our outstanding common stock and we effectively succeeded our otherwise minimal operations to those that are theirs, First Surgical Texas was considered the accounting acquirer in this reverse-merger transaction.  A reverse-merger transaction is considered, and accounted for as, a capital transaction in substance; it is equivalent to the issuance of First Surgical Texas securities for our net monetary assets, which were deminimus, accompanied by a recapitalization.  Accordingly, we have not recognized any goodwill or other intangible assets in connection with this transaction.  First Surgical Texas is the surviving and continuing entity and the historical financials following the reverse merger transaction are those of First Surgical Texas.

Effective February 18, 2011, the Company changed its name to “First Surgical Partners Inc.”

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES

Use of Estimates and Assumptions

Future events and their effects cannot be predicted with certainty; accordingly the preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  The accounting estimates used in the preparation of our consolidated financial statements will change as new events occur, as more experience is acquired , as additional information is obtained, and as our operating environment changes.  Significant estimates and assumptions are used for, but not limited to: (1) allowance for contractual revenue adjustments; (2) depreciable lives of assets; (3) economic lives and fair values of leased assets; (4) uncertain tax positions; and (5) contingency and litigation reserves.  The Company bases its estimates on historical experience and various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources.  The Company evaluates its estimates and assumptions on a regular basis and may employ outside experts to assist in our evaluation, as considered necessary.  Actual results may differ from these estimates and assumptions used in preparation of its financial statements and changes in these estimates are recorded when known.

Revenue Recognition

Revenues consist primarily of net patient service revenues that are recorded based upon established billing rates less allowances for contractual adjustments.  Revenues are recorded during the period the healthcare services are provided, based upon the estimated amounts due from the patients and third-party payors, including federal and state agencies (under the Medicare and Medicaid programs), managed care health plans, commercial insurance companies, and employers.  Estimates of contractual allowances under third-party payor arrangements are based upon the payment terms specified in the related contractual agreements.  Third-party payor contractual payment terms are generally based upon predetermined rates per diagnosis, per diem rates, or discounted fee-for-service rates.  During all periods reported herein, there is no material change expected in the estimate of prior period allowances for contractual and other adjustments recorded during the current period. Further, we do not foresee any possible change in our estimate of unsettled amounts from third party payors as of the latest balance sheet date that could have a material effect on our financial position, results of operations or cash flows.

Laws and regulations governing the Medicare and Medicaid programs are complex, subject to interpretation, and are routinely modified for provider reimbursement.  All healthcare providers participating in the Medicare and Medicaid programs are required to meet certain financial reporting requirements. Federal regulations require submission of annual cost reports covering medical costs and expenses associated with the services provided by each hospital to program beneficiaries.  Annual cost reports required under the Medicare and Medicaid programs are subject to routine audits, which may result in adjustments to the amounts ultimately determined to be due to the Company under these reimbursement programs.  These audits often require several years to reach the final determination of amounts earned under the programs.  As a result, there is at least a reasonable possibility that recorded estimates will change by a material amount in the near term.

We provide care to patients who are financially unable to pay for the healthcare services they receive, and because we do not pursue collection of amounts determined to qualify as charity care, such amounts are not recorded as revenues.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments with an original maturity of three months or less at time of purchase to be cash equivalents.  These investments are carried at cost, which approximates fair value.  Cash and cash equivalent balances may, at certain times, exceed federally insured limits.

Accounts Receivable

The Company reports accounts receivable at estimated net realizable amounts from services rendered from federal and state agencies (under the Medicare and Medicaid programs), managed care health plans, commercial insurance companies, workers’ compensation programs, employers, and patients.

Inventory

Inventory is comprised primarily of various medical supplies and is valued at the lower of cost or market with cost determined on first-in, first-out basis.

Property and Equipment

Property and equipment are recorded at cost.  Expenditures for maintenance and repairs are charged to expense as incurred.  Additions and betterments that extend the life of the asset are capitalized.  Assets under capital lease obligations are reported at the lower of fair value or the present value of the aggregate future minimum lease payments at the beginning of the lease term.  In the case of sale, retirement, or disposal, the asset cost and related accumulated depreciation balances are removed from the respective accounts, and the resulting net amount, less any proceeds, is included as income from operations in the consolidated statements of operations.  Depreciation is provided over the estimated useful lives of the assets.  The depreciable lives and depreciation methods used for each class of asset are as follows:

Useful
Class	Life	Depreciation Method
Furniture and Equipment	5-7 years	200% double declining
Software	3 years	Straight-line
Leasehold Improvements	5-30 years	Straight-line

Advertising

The Company expenses advertising costs as incurred.  Advertising expense was  $102,721 and  $76,819 for the three months ended June 30, 2011 and 2010, respectively, and  $176,618 and  $159,986 for the six months ended June 30, 2011 and 2010, respectively, and is included in the caption Other Operating Expenses .

Income Taxes

We provide for income taxes using the asset and liability method . This approach recognizes the amount of federal, state, and local taxes payable or refundable for the current year, as well as deferred tax assets and liabilities for the future tax consequence of events recognized in the consolidated financial statements and income tax returns.  Deferred income tax assets and liabilities are adjusted to recognize the effects of changes in tax laws or enacted tax rates.  A valuation allowance is required when it is more likely than not that some portion of the deferred tax assets will not be realized.  Realization is dependent on generating sufficient future taxable income.  We evaluate our tax positions and establish assets and liabilities in accordance with the applicable accounting guidance on uncertainty in income taxes.  We review these tax uncertainties in light of changing facts and circumstances, such as the progress of tax audits, and adjust them accordingly.  The Company and its corporate subsidiaries file a consolidated federal income tax return.  Some subsidiaries consolidated for financial reporting purposes are not part of the consolidated group for federal income tax purposes and file separate federal income tax returns.  State income tax returns are filed on a separate, combined, or consolidated basis in accordance with relevant state laws and regulations.  Partnerships, limited liability partnerships, limited liability companies, and other pass-through entities that we consolidate or account for using the equity method of accounting file separate federal and state income tax returns.  We include the allocable portion of each pass-through entity’s income or loss in our federal income tax return.  We allocate the remaining income or loss of each pass-through entity to the other partners or members who are responsible for their portion of the taxes.

For the six months ended June 30, 2011, the Company’s effective income tax rate of 37.2% of pretax income differed from the federal statutory rate of 35.0% due primarily to taxes provided for the taxable state jurisdiction in which the Company operates.   The Company’s income tax provision for the six months ended June 30, 2011, is comprised primarily of amount due on its current period earnings as the Company had no material changes in the timing of its deferred tax liabilities.

Prior to the Company’s acquisition by Piper, on December 1, 2010, all of the net income from the Company’s subsidiaries, First Street Surgical Center, L.P., First Surgical Woodlands, L.P., and First Street Hospital, L.P. passed through to the then-limited partners of each of the Company’s subsidiaries and the Company, therefore, had no corporate tax obligation to record.  Had the acquisition by Piper occurred on January 1, 2010, the Company would have incurred the following pro-forma income tax expense for the three and six months ended June 30, 2010:

	Pro Forma for the	Pro Forma for the
	Three Months Ended	Six Months Ended
	June 30, 2010	June 30, 2010
Current Taxes	$1,155,466	$2,518,090

Deferred Taxes	-	-

Total	$1,155,466	$2,518,090

Fair Value of Financial Instruments

The Company’s financial instruments are cash, accounts receivable, accounts payable, capital lease obligations, and debt.  The recorded values of cash, accounts receivable, and accounts payable approximate their fair values based on their short-term nature.

The recorded values of capital lease obligations and long-term debt approximate their fair values, as their effective interest rates approximates market rates.

Impairment of Long-Lived Assets

We assess the recoverability of long-lived assets, whenever events or changes in circumstances indicate we may not be able to recover the asset’s carrying amount.  We measure the recoverability of long-lived assets by a comparison of the carrying amount of the asset to the expected net future cash flows to be generated by that asset.  We present an impairment charge as a separate line item within income from continuing operations in our consolidated statements of operations, unless the impairment is associated with a discontinued operation.  In that case, we include the impairment charge, on a net-of-tax basis, within the results of discontinued operations.  The Company did not recognize an impairment of long-lived assets during either of the three or six months ended June 30, 2011 or 2010.

  Financing Costs

We amortize financing costs using the effective interest method over the life of the related debt.  The related expense is included in interest expense in our consolidated statements of operations.

Commitments and Contingencies

Accruals for loss contingencies arising from claims, assessments, litigation, environmental and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.  These accruals are adjusted as additional information becomes available or circumstances change.

Earnings per Common Share

The calculation of earnings per common share is based on the weighted-average number of our common shares outstanding during the applicable period.  The calculation for diluted earnings per common share recognizes the effect of all potential dilutive securities that were outstanding during the respective periods, unless their impact would be antidilutive.  The Company had no dilutive securities as of June 30, 2011 or 2010.

Prior to the Company’s acquisition by Piper, on December 1, 2010, all of the net income from the Company’s subsidiaries, First Street Surgical Center, L.P., First Surgical Woodlands, L.P., and First Street Hospital, L.P. passed through to the then-limited partners of each of the Company’s subsidiaries and the Company, therefore, had no corporate tax obligation to record.  Had the acquisition by Piper occurred on January 1, 2010, the Company’s pro-forma earnings per share would have been  $0.05 and  $0.12 for the three and six months ended June 30, 2010, respectively.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Consolidation

The accompanying consolidated financial statements were prepared in accordance with GAAP and include the accounts of the Company and its subsidiaries after elimination of intercompany balances and transactions.  Accounting policies used by the Company and its subsidiaries reflect industry practices and conform to accounting principles generally accepted in the United States (GAAP).

Use of Estimates and Assumptions

Future events and their effects cannot be predicted with certainty; accordingly the preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.   The accounting estimates used in the preparation of our consolidated financial statements will change as new events occur, as more experience is acquired , as additional information is obtained, and as our operating environment changes.   Significant estimates and assumptions are used for, but not limited to: (1) allowance for contractual revenue adjustments; (2) depreciable lives of assets; (3) economic lives and fair values of leased assets; (4) uncertain tax positions; and (5) contingency and litigation reserves.  The Company bases its estimates on historical experience and various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources.  The Company evaluates its estimates and assumptions on a regular basis and may employ outside experts to assist in our evaluation, as considered necessary .  Actual results may differ from these estimates and assumptions used in preparation of its financial statements and changes in these estimates are recorded when known.

Revenue Recognition

Revenues consist primarily of net patient service revenues that are recorded based upon established billing rates less allowances for contractual adjustments.  Revenues are recorded during the period the healthcare services are provided, based upon the estimated amounts due from the patients and third-party payors, including federal and state agencies (under the Medicare and Medicaid programs), managed care health plans, commercial insurance companies, and employers.  Estimates of contractual allowances under third-party payor arrangements are based upon the payment terms specified in the related contractual agreements.  Third-party payor contractual payment terms are generally based upon predetermined rates per diagnosis, per diem rates, or discounted fee-for-service rates.  During all periods reported herein, there is no material change expected in the estimate of prior period allowances for contractual and other adjustments recorded during the current period. Further, we do not foresee any possible change in our estimate of unsettled amounts from third party payors as of the latest balance sheet date that could have a material effect on our financial position, results of operations or cash flows.

Laws and regulations governing the Medicare and Medicaid programs are complex, subject to interpretation, and are routinely modified for provider reimbursement.  All healthcare providers participating in the Medicare and Medicaid programs are required to meet certain financial reporting requirements. Federal regulations require submission of annual cost reports covering medical costs and expenses associated with the services provided by each hospital to program beneficiaries.  Annual cost reports required under the Medicare and Medicaid programs are subject to routine audits, which may result in adjustments to the amounts ultimately determined to be due to the Company under these reimbursement programs.  These audits often require several years to reach the final determination of amounts earned under the programs.  As a result, there is at least a reasonable possibility that recorded estimates will change by a material amount in the near term.  During the years ended December 31, 2010 and 2009, the Company received notices of final determination for the years ended December 31, 2009 and 2008, respectively, resulting in adjustments totaling  $770,000 and  $148,000, respectively.  These amounts were recorded as reductions of the Company’s net revenue.

We provide care to patients who are financially unable to pay for the healthcare services they receive, and because we do not pursue collection of amounts determined to qualify as charity care, such amounts are not recorded as revenues.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments with an original maturity of three months or less at time of purchase to be cash equivalents.  These investments are carried at cost, which approximates fair value.  Cash and cash equivalent balances may, at certain times, exceed federally insured limits.

Accounts Receivable

The Company reports accounts receivable at estimated net realizable amounts from services rendered from federal and state agencies (under the Medicare and Medicaid programs), managed care health plans, commercial insurance companies, workers’ compensation programs, employers, and patients.  See Note 3.

Inventory

Inventory is comprised primarily of various medical supplies and is valued at the lower of cost or market with cost determined on first-in, first-out basis.

Property and Equipment

Property and equipment are recorded at cost.  Expenditures for maintenance and repairs are charged to expense as incurred.  Additions and betterments that extend the life of the asset are capitalized.  Assets under capital lease obligations are reported at the lower of fair value or the present value of the aggregate future minimum lease payments at the beginning of the lease term.  In the case of sale, retirement, or disposal, the asset cost and related accumulated depreciation balances are removed from the respective accounts, and the resulting net amount, less any proceeds, is included as income from operations in the consolidated statements of operations.  Depreciation is provided over the estimated useful lives of the assets.  The depreciable lives and depreciation methods used for each class of asset are as follows:

Useful
Class	Life	Depreciation Method
Furniture and Equipment	5-7 years	200% double declining
Software	3 years	Straight-line
Leasehold Improvements	5-30 years	Straight-line

Advertising

The Company expenses advertising costs as incurred.  Advertising expense was  $377,833 and  $463,555 for the years ended December 31, 2010 and 2009, respectively, and is included in the caption Other Operating Expenses.

Income Taxes

We provide for income taxes using the asset and liability method . This approach recognizes the amount of federal, state, and local taxes payable or refundable for the current year, as well as deferred tax assets and liabilities for the future tax consequence of events recognized in the consolidated financial statements and income tax returns.  Deferred income tax assets and liabilities are adjusted to recognize the effects of changes in tax laws or enacted tax rates.  A valuation allowance is required when it is more likely than not that some portion of the deferred tax assets will not be realized.  Realization is dependent on generating sufficient future taxable income.  We evaluate our tax positions and establish assets and liabilities in accordance with the applicable accounting guidance on uncertainty in income taxes.  We review these tax uncertainties in light of changing facts and circumstances, such as the progress of tax audits, and adjust them accordingly.  The Company and its corporate subsidiaries file a consolidated federal income tax return.  Some subsidiaries consolidated for financial reporting purposes are not part of the consolidated group for federal income tax purposes and file separate federal income tax returns.  State income tax returns are filed on a separate, combined, or consolidated basis in accordance with relevant state laws and regulations.  Partnerships, limited liability partnerships, limited liability companies, and other pass-through entities that we consolidate or account for using the equity method of accounting file separate federal and state income tax returns.  We include the allocable portion of each pass-through entity’s income or loss in our federal income tax return.  We allocate the remaining income or loss of each pass-through entity to the other partners or members who are responsible for their portion of the taxes.

Fair Value of Financial Instruments

The Company’s financial instruments are cash, accounts receivable, accounts payable, capital lease obligations, and debt.  The recorded values of cash, accounts receivable, and accounts payable approximate their fair values based on their short-term nature.

The recorded values of capital lease obligations and long-term debt approximate their fair values, as their effective interest rates approximates market rates.

Impairment of Long-Lived Assets

We assess the recoverability of long-lived assets, whenever events or changes in circumstances indicate we may not be able to recover the asset’s carrying amount.  We measure the recoverability of long-lived assets by a comparison of the carrying amount of the asset to the expected net future cash flows to be generated by that asset.  We present an impairment charge as a separate line item within income from continuing operations in our consolidated statements of operations, unless the impairment is associated with a discontinued operation.  In that case, we include the impairment charge, on a net-of-tax basis, within the results of discontinued operations.  The Company did not recognize an impairment of long-lived assets during either of the years ended December 31, 2010, or December 31, 2009.

Financing Costs

We amortize financing costs using the effective interest method over the life of the related debt.  The related expense is included in interest expense in our consolidated statements of operations.

Commitments and Contingencies

Accruals for loss contingencies arising from claims, assessments, litigation, environmental and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.  These accruals are adjusted as additional information becomes available or circumstances change.

Earnings per Common Share

The calculation of earnings per common share is based on the weighted-average number of our common shares outstanding during the applicable period.  The calculation for diluted earnings per common share recognizes the effect of all potential dilutive securities that were outstanding during the respective periods, unless their impact would be antidilutive.  The Company had no dilutive securities as of December 31, 2010 or 2009.

Prior to the Company’s acquisition by Piper, on December 1, 2010, all of the net income from the Company’s subsidiaries, First Street Surgical Center, L.P., First Surgical Woodlands, L.P., and First Street Hospital, L.P. passed through to the then-limited partners of each of the Company’s subsidiaries and the Company, therefore, had no corporate tax obligation to record. The Company’s 2010 tax provision, and resulting impact on earnings per share, therefore, only represents the tax obligation of the Company from the date of acquisition by Piper, December 1, 2010 (see Note 8).  Had the acquisition by Piper occurred on January 1, 2009, the Company’s pro-forma earnings per share would have been  $0.07 and  $0.16 for the years ended December 31, 2010 and 2009, respectively.

Subsequent Events

Subsequent events have been evaluated through June 16, 2011, which represents the issuance date of these consolidated financial statements.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2010
ACCOUNTS RECEIVABLE
3.      ACCOUNTS RECEIVABLE

Our accounts receivable are significant, but are concentrated by type of payors.  The concentration of net patient service accounts receivable by payor class, as a percentage of total net patient service accounts receivable as of the end of each of the reporting periods, is as follows:

	For the Year Ended
	December 31,
	2010	2009

Medicare	4.5%	5.2%
Workers' Compensation	5.7%	7.4%
Commercial Payors	71.4%	72.5%
Other - Patients, Letters of Protection, etc.	18.5%	14.9%

	100%	100%

During the years ended December 31, 2010 and 2009, approximately 4.5% and 5.2%, respectively, of our net operating revenues related to patients participating in the Medicare program.  While revenues and accounts receivable from the Medicare program are significant to our operations, we do not believe there is significant credit risk associated with this government agency.  Because Medicare traditionally pays claims faster than our other third-party payors, the percentage of our Medicare charges in accounts receivable is less than the percentage of our Medicare revenues.  The Company does not believe there are any other significant concentrations of revenues from any particular payor that would subject it to any significant credit risks in the collection of its accounts receivable.

PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
PROPERTY AND EQUIPMENT
3.	PROPERTY AND EQUIPMENT

 Property and equipment consisted of the following as of June 30, 2011 and December 31, 2010:

	As of
	June 30,	December 31,
	2011	2010

Leasehold Improvements	$14,178,553	$14,113,849
Medical Equipment	10,565,581	10,167,306
Furniture, Fixtures and Office Equipment	1,320,894	1,114,439
	26,065,028	25,395,594

Accumulated Depreciation	(11,512,695)	(10,448,812)
Property and Equipment, net	$14,552,333	$14,946,782

As of June 30, 2011 and December 31, 2010, the Company had  $2,081,267 of equipment cost under capital lease, with accumulated amortization of  $1,994,787 and  $1,926,001, respectively, resulting in net assets under capital leases of  $86,480 and  $155,266, respectively.  All of the Company’s assets under capital lease consisted of medical equipment.

4.      PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2010 and 2009:

	As of December 31,
	2010	2009

Leasehold Improvements	$14,113,849	$8,263,975
Medical Equipment	10,167,306	7,659,363
Furniture, Fixtures and Office Equipment	1,114,439	1,044,464
	25,395,594	16,967,802

Accumulated Depreciation	(10,448,812)	(8,928,398)

Property and Equipment, net	$14,946,782	$8,039,404

As of December 31, 2010 and 2009, the Company had  $2,081,267 of equipment cost under capital lease, with accumulated amortization of  $1,926,001 and  $1,686,239, respectively, resulting in net assets under capital leases of  $155,266 and  $395,028, respectively.  All of the Company’s assets under capital lease consisted of medical equipment.

During the years ended December 31, 2010 and 2009, the Company capitalized approximately  $63,533 and  $81,498 of interest related to borrowings for projects under construction.

LINES OF CREDIT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
LINES OF CREDIT
4.	LINES OF CREDIT

First Street Hospital, L.P. entered into a Letter Loan Agreement (“FSH Letter Loan Agreement”) with a financial institution on January 8, 2008.  The FSH Letter Loan Agreement, as amended, provides for a  $1,500,000 line of credit loan and a term loan (“FSH Loans”).  The FSH Letter Loan Agreement provides for FSH Loans to be secured by real property owned by First Street Holdings, L.P., a related party to the Company, as well as accounts, inventory, fixtures, equipment and general intangibles; that the loans will be guaranteed personally by certain former partners of First Street Hospital, L.P., who are current shareholders of the Company; and require First Street Hospital, L.P. to maintain a debt service coverage ratio of 1.25 to 1.0.  The line of credit loan calls for monthly interest only payments which shall from day to day be equal to the lesser of (a) a fluctuating rate per annum (the ‘Contract Rate’) which is equal to the Index Rate which represents the rate of interest then most recently established by J.P. Morgan Chase Bank (or its successors) as its prime rate or (b) the Maximum Rate (the maximum lawful nonusurious rate of interest which under applicable law payee is permitted to charge).  The effective rate of interest at June 30, 2011 was 5.75%.  The line of credit loan originally matured on January 8, 2009, but has been extended to January 8, 2012.  The outstanding balance at June 30, 2011 and December 31, 2010, was  $1,331,250 and  $581,250, respectively.  Unused credit at June 30, 2011 was  $168,750.  The Company recognized total interest expense of  $19,349 and  $8,476 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of  $32,017 and  $17,207 during the six months ended June 30, 2011 and 2010, respectively, on this line of credit.

First Street Surgical Center, L.P. entered into a Letter Loan Agreement (“FSSC Letter Loan Agreement”) with a financial institution on January 8, 2008.  The FSSC Letter Loan Agreement provides for a  $750,000 line of credit loan and a term loan (“FSSC Loans”).  The FSSC Letter Loan Agreement provides for FSSC Loans to be secured by real property owned by First Street Holdings, L.P., a related party to the Company, as well as accounts, inventory, fixtures, equipment and general intangibles; that the loans will be guaranteed personally by certain former partners of First Street Surgical Center, L.P., who are current shareholders of the Company; and require First Street Surgical Center, L.P. to maintain a debt service coverage ratio of 1.25 to 1.0.  The line of credit loan calls for monthly interest only payments which shall from day to day be equal to the lesser of (a) a fluctuating rate per annum (the ‘Contract Rate’) which is equal to the Index Rate which represents the rate of interest then most recently established by J.P. Morgan Chase Bank (or its successors) as its prime rate or (b) the Maximum Rate (the maximum lawful nonusurious rate of interest which under applicable law payee is permitted to charge).  The effective rate of interest at June 30, 2011 was 5.75%.  The line of credit loan originally matured on January 8, 2009, but has been extended to January 8, 2012.  The outstanding balance at June 30, 2011 and December 31, 2010 was  $745,000 and  $730,000, respectively.  Unused credit at June 30, 2011 was  $5,000.  The Company recognized total interest expense of  $10,856 and  $10,242 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of  $21,350 and  $19,640 during the six months ended June 30, 2011 and 2010, respectively, on this line of credit.

On September 18, 2009, First Surgical Woodlands, L.P. entered into a  $250,000 revolving draw secured promissory note with a financial institution.  The note bears interest at 5.75% per annum.  The note originally matured on September 18, 2010, but has been extended to September 18, 2011.  The note is secured by all the equipment of First Surgical Woodlands, L.P.  The outstanding balance at June 30, 2011 and December 31, 2010, was  $206,049 and  $210,000, respectively.  Unused credit at June 30, 2011 was  $43,951.  The Company recognized total interest expense of  $3,355 and  $735 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of  $6,073 and  $735 during the six months ended June 30, 2011 and 2010, respectively, on this line of credit.

On March 31, 2011, First Surgical Texas entered into a  $2,000,000 revolving draw unsecured promissory note with a financial institution.  The line of credit loan calls for monthly interest only payments calculated based upon the financial institution’s Prime Rate.  The effective rate of interest at June 30, 2011 was 5.0%.  The note matures on March 29, 2012.    The outstanding balance at June 30, 2011 was  $1,700,000.  Unused credit at June 30, 2011 was  $300,000.  The Company recognized total interest expense of  $11,544 during the three months ended June 30, 2011.

5.      LINES OF CREDIT

First Street Hospital, L.P. entered into a Letter Loan Agreement (“FSH Letter Loan Agreement”) with a financial institution on January 8, 2008.  The FSH Letter Loan Agreement provided for a  $750,000 line of credit loan and a term loan (“FSH Loans”).  The FSH Letter Loan Agreement provides for FSH Loans to be secured by real property owned by First Street Holdings, L.P., a related party to the Company, as well as accounts, inventory, fixtures, equipment and general intangibles; that the loans will be guaranteed personally by certain former partners of First Street Hospital, L.P., who are current shareholders of the Company; and require First Street Hospital, L.P. to maintain a debt service coverage ratio of 1.25 to 1.0.  The line of credit loan calls for monthly interest only payments which shall from day to day be equal to the lesser of (a) a fluctuating rate per annum (the ‘Contract Rate’) which is equal to the Index Rate which represents the rate of interest then most recently established by J.P. Morgan Chase Bank (or its successors) as its prime rate or (b) the Maximum Rate (the maximum lawful nonusurious rate of interest which under applicable law payee is permitted to charge).  The effective rate of interest at December 31, 2010 was 6.5%.  The line of credit loan originally matured on January 8, 2009, but has been extended to January 8, 2012.  The outstanding balance at December 31, 2010 and 2009 was  $581,250 and  $631,250, respectively.  Unused credit at December 31, 2010 was  $168,750.  The Company recognized total interest expense of  $34,289 and  $25,220 during the years ended December 31, 2010 and 2009, respectively.

First Street Surgical Center, L.P. entered into a Letter Loan Agreement (“FSSC Letter Loan Agreement”) with a financial institution on January 8, 2008.  The FSSC Letter Loan Agreement provided for a  $750,000 line of credit loan and a term loan (“FSSC Loans”).  The FSSC Letter Loan Agreement provides for FSSC Loans to be secured by real property owned by First Street Holdings, L.P., a related party to the Company, as well as accounts, inventory, fixtures, equipment and general intangibles; that the loans will be guaranteed personally by certain former partners of First Street Surgical Center, L.P., who are current shareholders of the Company; and require First Street Surgical Center, L.P. to maintain a debt service coverage ratio of 1.25 to 1.0.  The line of credit loan calls for monthly interest only payments which shall from day to day be equal to the lesser of (a) a fluctuating rate per annum (the ‘Contract Rate’) which is equal to the Index Rate which represents the rate of interest then most recently established by J.P. Morgan Chase Bank (or its successors) as its prime rate or (b) the Maximum Rate (the maximum lawful nonusurious rate of interest which under applicable law payee is permitted to charge).  The effective rate of interest at December 31, 2009 was 6.5%.  The line of credit loan originally matured on January 8, 2009, but has been extended to January 8, 2012.  The outstanding balance at December 31, 2010 and 2009 was  $730,000 and  $658,551, respectively.  Unused credit at December 31, 2010 was  $20,000.  The Company recognized total interest expense of  $41,471 and  $36,926 during the years ended December 31, 2010 and 2009, respectively.

On September 18, 2009, First Surgical Woodlands, L.P. entered into a  $250,000 revolving draw secured promissory note with a financial institution.  The note bears interest at 5.75% per annum.  The note originally matured on September 18, 2010, but has been extended to September 18, 2011.  The note is secured by all the equipment of First Surgical Woodlands, L.P.  The Company had no draws on the note during 2009.  During 2010, the Company borrowed the entire  $250,000 available, of which  $210,000 remained outstanding at December 31, 2010.  The Company recognized total interest expense of  $7,221 during the year ended December 31, 2010.  The Company recognized no interest expense on this note during 2009.

LONG-TERM DEBT AND CAPITAL LEASE OBLIGATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
LONG-TERM DEBT AND CAPITAL LEASE OBLIGATIONS
5.	LONG-TERM DEBT AND CAPITAL LEASE OBLIGATIONS

The Company’s long-term debt and capital leases at June 30, 2011, and December 31, 2010, consisted of the following:

	As of
	June 30,	December 31,
	2011	2010

First Street Hospital, L.P.
2008 FSH Note Payable	$6,700,969	$6,879,965
2010 Construction Loan	4,410,158	4,439,150
2010 Equipment Loan	1,863,062	1,483,828
Capital Lease Obligations	128,191	286,699

First Street Surgical Center, L.P.
Long-term Line of Credit from Shareholder	331,127	321,365
2008 FSSC Note Payable	1,415,229	1,453,032

First Surgical Woodlands, L.P.
2009 FSW Note Payable	-	73,909

	14,848,736	14,937,948

Less: Current Portion	(1,217,456)	(1,238,277)
Long-Term Portion	$13,631,280	$13,699,670

Long-Term Debt

In connection with the FSH Letter Loan Agreement, First Street Hospital, L.P. issued a secured promissory note in the original amount of  $7,822,256 on January 8, 2008, to a financial institution (the “2008 FSH Note Payable”).  The 2008 FSH Note Payable bears interest at 7.70% per annum and matures on January 8, 2013.  The note calls for monthly interest and principal payments of  $73,747, with a balloon payment due on January 8, 2013, of  $6,162,583.  As of June 30, 2011, and December 31, 2010, the Company owed  $6,700,969 and  $6,879,965, respectively on the 2008 FSH Note Payable.  The Company recognized total interest expense of  $131,599 and  $138,268 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of  $263,485 and  $276,601 during the six months ended June 30, 2011 and 2010, respectively, on this note.

On May 4, 2010, First Street Hospital, L.P. entered into an unsecured  $250,000 promissory note with a financial institution.  The note bore interest at 6.50% per annum and matured on February 4, 2011.  During 2010, the Company borrowed approximately  $110,815 under the note and repaid it in full during 2010 with proceeds from the 2010 Equipment Loan.

On May 4, 2010, First Street Hospital, L.P. entered into a secured construction loan agreement (the “2010 Construction Loan”) with a financial institution.  The loan agreement provides for advances equal to 80% of the “as completed” appraised value of the 2010 expansion of the Company’s First Street Hospital facility.  Total advances under the loan agreement were  $4,439,150, of which  $4,410,158 was outstanding at June 30, 2011.  The loan agreement provides for the 2010 Construction Loan to be secured by real property owned by First Street Hospital, L.P., as well as accounts, inventory, fixtures, equipment and general intangibles.  The loan was also guaranteed personally by certain former partners of First Street Hospital, L.P., who are current shareholders of the Company.  The note bears interest at 6.50% per annum and matures on May 4, 2013.  The Company recognized total interest expense of  $72,867 and  $306 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of  $143,804 and  $306 during the six months ended June 30, 2011 and 2010, respectively, on this note.

On March 28, 2011, First Street Hospital, L.P. entered into a  $200,000 and a  $50,000 30-day loan with the Company’s Chairman and with the Company’s President and Chief Executive Officer, respectively.  The loans matured on April 27, 2011, and if paid at maturity bore no interest.  If the loans were not repaid at maturity, interest was to accrue at 6.0% per annum.  Both loans were repaid on April 27, 2011.

In connection with the issuance of the 2010 Construction Loan facility, on November 30, 2010, First Street Hospital, L.P. entered into a secured promissory note (the “2010 Equipment Loan”) providing for a total principal amount of  $1,863,062 with a financial institution.  The 2010 Equipment Loan is also secured by real property owned by First Street Hospital, L.P., as well as accounts, inventory, fixtures, equipment and general intangibles.  The 2010 Equipment Loan was also guaranteed personally by certain former partners of First Street Hospital, L.P., who are current shareholders of the Company.  The note bears interest at 6.50% per annum and matures on November 30, 2013.  As of June 30, 2011, and December 31, 2010, the Company owed  $1,863,062 and  $1,483,828, respectively on the 2010 Equipment Loan.  The Company recognized total interest expense of  $30,948 and  $59,784 during the three and six months ended June 30, 2011, respectively, on this note.

On June 1, 2006, First Street Surgical Center, L.P. entered into a  $700,000 long-term line of credit with the Company’s Chairman.  The line of credit bears interest at 6.0% per annum, matures on May 31, 2014 and is unsecured.  As of June 30, 2011 and December 31, 2010, the Company owed  $331,127 and  $321,365, respectively on the line of credit.  The Company recognized total interest expense of  $4,918 and  $4,632 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of  $9,762 and  $9,195 during the six months ended June 30, 2011 and 2010, respectively, on this note.

In connection with the FSSC Letter Loan Agreement, First Street Surgical Center, L.P. issued a secured promissory note in the original amount of  $1,652,030 on January 8, 2008, to a financial institution.  The note bears interest at 7.70% per annum and matures on January 8, 2013.  The note calls for monthly interest and principal payments of  $15,502.88, with a balloon payment due on January 8, 2013, of  $1,301,513.  As of June 30, 2011, and December 31, 2010, the Company owed 1,415,229 and $1,453,032, respectively on the note.  The Company recognized total interest expense of  $28,220 and  $29,635 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of  $56,197 and  $58,966 during the six months ended June 30, 2011 and 2010, respectively, on this note.

On September 18, 2009, First Surgical Woodlands, L.P. issued a  $1,300,000 secured promissory note to a financial institution.  The note bore interest at 5.95% per annum and matured on January 18, 2011.  The Company repaid the outstanding balance of the note at maturity.  The note was secured by all the equipment of First Surgical Woodlands, L.P.  As of December 31, 2010, the Company owed  $73,909 on the note The Company recognized total interest expense of  $415 on this note during 2011 and recognized  $11,169 and  $25,720 during the three and six months ended June 30, 2010, respectively, in interest on this note.

Capital Lease Obligations

We engage in a significant number of leasing transactions including medical equipment, computer equipment and other equipment utilized in operations.  Leases meeting certain accounting criteria have been recorded as an asset and liability at the lower of fair value or the net present value of the aggregate future minimum lease payments at the inception of the lease.  Interest rates used in computing the net present value of the lease payments generally ranged from 7.74% to 9.78% based on our incremental borrowing rate at the inception of the lease.  Our leasing transactions include arrangements for equipment with major equipment finance companies and manufacturers who retain ownership in the equipment during the term of the lease.

 The Company was in compliance with all debt covenants as of June 30, 2011.

6.      LONG-TERM DEBT AND CAPITAL LEASE OBLIGATIONS

The Company’s long-term debt and capital leases at December 31, 2010 and December 31, 2009, consisted of the following:

	As of December 31,
	2010	2009

First Street Hospital, L.P.
2008 FSH Note Payable	$6,879,965	$7,213,676
2010 Construction Loan	4,439,150	-
2010 Equipment Loan	1,483,828	-
Capital Lease Obligations	286,699	625,941

First Street Surgical Center, L.P.
Long-term Line of Credit from Shareholder	321,365	302,695
2008 FSSC Note Payable	1,453,032	1,523,507
Capital Lease Obligations	-	17,360

First Surgical Woodlands, L.P.
2009 FSW Note Payable	73,909	1,054,152

	14,937,948	10,737,331

Less: Current Portion	(1,238,277)	(1,737,985)

Long-Term Portion	$13,699,670	$8,999,346

Long-Term Debt

In connection with the FSH Letter Loan Agreement, First Street Hospital, L.P. issued a secured promissory note in the original amount of  $7,822,256 on January 8, 2008, to a financial institution (the “2008 FSH Note Payable”).  The 2008 FSH Note Payable bears interest at 7.70% per annum and matures on January 8, 2013.  The note calls for monthly interest and principal payments of  $73,747, with a balloon payment due on January 8, 2013, of  $6,162,583.  As of December 31, 2010 and 2009, the Company owed  $6,879,965 and  $7,213,676, respectively on the 2008 FSH Note Payable, and recognized total interest expense of  $551,261 and  $578,196 during the years ended December 31, 2010 and 2009, respectively.

On May 4, 2010, First Street Hospital, L.P. entered into an unsecured  $250,000 promissory note with a financial institution.  The note bore interest at 6.50% per annum and matured on February 4, 2011.  During 2010, the Company borrowed approximately  $110,815 under the note and repaid it in full during 2010 with proceeds from the 2010 Equipment Loan.  The Company recognized total interest expense of  $3,945 year ended December 31, 2010.

On May 4, 2010, First Street Hospital, L.P. entered into a secured construction loan agreement (the “2010 Construction Loan”) with a financial institution.  The loan agreement provides for advances equal to 80% of the “as completed” appraised value of the 2010 expansion of the Company’s First Street Hospital facility.  Total advances under the loan agreement were  $4,439,150, all of which remained outstanding at December 31, 2010.  The loan agreement provides for the 2010 Construction Loan to be secured by real property owned by First Street Hospital, L.P., as well as accounts, inventory, fixtures, equipment and general intangibles.  The loan was also guaranteed personally by certain former partners of First Street Hospital, L.P., who are current shareholders of the Company.  The note bears interest at 6.50% per annum and matures on May 4, 2013.  The Company recognized total interest expense of  $63,839 during the year ended December 31, 2010.

In connection with the issuance of the 2010 Construction Loan facility, on November 30, 2010, First Street Hospital, L.P. entered into a secured promissory note (the “2010 Equipment Loan”) providing for a total principal amount of  $1,863,062 with a financial institution.  As of December 31, 2010, the Company had borrowed  $1,483,828 on the 2010 Equipment Loan and, during the first quarter of 2011, borrowed the remaining  $379,234 available under the note. The 2010 Equipment Loan is also secured by real property owned by First Street Hospital, L.P., as well as accounts, inventory, fixtures, equipment and general intangibles.  The 2010 Equipment Loan was also guaranteed personally by certain former partners of First Street Hospital, L.P., who are current shareholders of the Company.  The note bears interest at 6.50% per annum and matures on November 30, 2013.  The Company recognized total interest expense of  $6,430 during the year ended December 31, 2010.

On June 1, 2006, First Street Surgical Center, L.P. entered into a  $700,000 long-term line of credit with one of its former partners, who is a current shareholder of the Company.  The line of credit bears interest at 6.0% per annum, matures on May 31, 2011and is unsecured.  As of December 31, 2010 and 2009, the Company owed  $321,365 and  $302,695, respectively on the line of credit, and recognized total interest expense of  $18,670 and  $17,585 during the years ended December 31, 2010 and 2009, respectively.

In connection with the FSSC Letter Loan Agreement, First Street Surgical Center, L.P. issued a secured promissory note in the original amount of  $1,652,030 on January 8, 2008, to a financial institution.  The note bears interest at 7.70% per annum and matures on January 8, 2013.  The note calls for monthly interest and principal payments of  $15,502.88, with a balloon payment due on January 8, 2013, of  $1,301,513.  As of December 31, 2010 and 2009, the Company owed  $1,453,032 and $1,523,507, respectively on the note, and recognized total interest expense of  $116,425 and  $122,211 during the years ended December 31, 2010 and 2009, respectively.

On May 18, 2006, First Surgical Woodlands, L.P. issued a  $3,000,000 secured promissory note to a financial institution.  The note bore interest at 9.0% per annum and matured on June 1, 2011.  The note was secured by all the accounts, property and equipment of First Surgical Woodlands, L.P.  The note was repaid in September 2009.  The Company recognized total interest expense of  $121,700 during the year ended December 31, 2009.

On September 18, 2009, First Surgical Woodlands, L.P. issued a  $1,300,000 secured promissory note to a financial institution.  The note bore interest at 5.95% per annum and matured on January 18, 2011.  The Company repaid the outstanding balance of the note at maturity.  The note was secured by all the equipment of First Surgical Woodlands, L.P.  As of December 31, 2010 and 2009, the Company owed  $73,909 and $1,054,152, respectively on the note, and recognized total interest expense of  $36,884 and  $8,433 during the years ended December 31, 2010 and 2009, respectively.

Capital Lease Obligations

We engage in a significant number of leasing transactions including medical equipment, computer equipment and other equipment utilized in operations.  Leases meeting certain accounting criteria have been recorded as an asset and liability at the lower of fair value or the net present value of the aggregate future minimum lease payments at the inception of the lease.  Interest rates used in computing the net present value of the lease payments generally ranged from 5.914% to 26.814% based on our incremental borrowing rate at the inception of the lease.  Our leasing transactions include arrangements for equipment with major equipment finance companies and manufacturers who retain ownership in the equipment during the term of the lease

Long-Term Debt and Capital Lease Obligation Maturities

The Company’s schedule maturities of long-term debt and capital leases for the next five years and thereafter consisted of the following at December 31, 2010:

Year Ending
December 31,

2011	$1,238,277
2012	875,052
2013	12,824,620
2014	-
2015	-
Thereafter	-
Total	$14,937,948

The Company was in compliance with all debt covenants as of December 31, 2010.

STOCKHOLDER'S EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
STOCKHOLDER'S EQUITY
6.	STOCKHOLDER’S EQUITY

Holders of common stock are entitled to one vote per share, and to receive dividends and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to stockholders. The holders have no preemptive or other subscription rights and there are no redemption or sinking fund provisions with respect to such shares. Common stock is subordinate to the preferred stock, if and when issued, with respect to dividend rights and rights upon liquidation, winding up and dissolution of the Company.

During the six months ended June 30, 2010, the Company made distributions to its limited partner unitholders, while the Company’s subsidiaries were owned by those limited partner unitholders prior to their acquisition by Piper totaling  $4,502,625.  The Company has treated these distributions as deemed dividends for financial reporting purposes.

 On February 23, 2011, the Company declared a special dividend on its Common Stock of  $0.0125 per share.  The record date for this distribution was March 7, 2011, and the payment date was March 8, 2011.  The total dividend payable on March 8, 2011 was  $500,000.  As the Company had no accumulated earnings at the date of declaration, this dividend was treated as a liquidating dividend and recorded as a reduction of additional paid-in capital rather than accumulated deficit.

 On April 7, 2011, the Company declared a quarterly dividend on its Common Stock of  $0.025 per share.  The record date for this distribution was April 25, 2011 and the dividend was paid on April 26, 2011.  The total dividend paid was  $1,006,250. As the Company had no accumulated earnings at the date of declaration, this dividend was treated as a liquidating dividend and recorded as a reduction of additional paid-in capital rather than accumulated deficit.

 On March 23, 2011, the Company issued 250,000 shares of common stock to the Company’s Vice President, Finance for services rendered.  These shares were valued at  $468,914, based on the Company’s estimate of the fair market value of its Common Shares on that date.

 On April 29, 2011, the Company entered into an Agreement with First Surgical Partners LLC, RJR Consulting Group, LLC (“RJR”) and RC Capital Group, LLC pursuant to which the parties agreed to settle all disputes with respect to an agreement between the Company and RJR for RJR to provide capital markets consulting and investor relations services to the Company.  In consideration of the Agreement, the Company issued 400,000 shares of the Company’s Common Stock to RJR.  These shares were valued at  $750,262, based on the Company’s estimate of the fair market value of its Common Shares on that date.

7.      STOCKHOLDER’S EQUITY

Holders of common stock are entitled to one vote per share, and to receive dividends and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to stockholders. The holders have no preemptive or other subscription rights and there are no redemption or sinking fund provisions with respect to such shares. Common stock is subordinate to the preferred stock, if and when issued, with respect to dividend rights and rights upon liquidation, winding up and dissolution of the Company.

During the years ended December 31, 2010 and 2009, the Company made distributions to its limited partner unitholders, while the Company’s subsidiaries were owned by those limited partner unitholders prior to their acquisition by Piper totaling  $8,423,625 and  $9,711,500.  The Company has treated these distributions as deemed dividends for financial reporting purposes.

As discussed in Note 1, on December 1, 2010, the Company exchanged shares with Piper in connection with a reverse acquisition.  Prior to this date, the Company consisted of combined general and limited partnerships.  As of the date of the reverse acquisition with Piper, the Company’s structure effectively changed to that of a consolidated corporation.  As a result of this change in structure, and to reflect the total capital contributed by the limited partnerships upon formation of the corporation, the Company recapitalized the balance of total accumulated earnings of  $8,754,264 as of December 1, 2010 into paid-in-capital.  Please refer to Note 8 below for further information regarding income tax implications of this change.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES
8.      INCOME TAXES

The Company’s net income before income taxes totaled  $10,185,066 and  $10,084,659 for the years ended December 31, 2010 and 2009, respectively. The total provision for income taxes, consist of the following:

	For the Year Ended December 31,
	2010	2009

Current Taxes	$1,194,128	$-

Deferred Taxes	3,282,622	-

Total	$4,476,750	$-

Prior to the Company’s acquisition by Piper, on December 1, 2010, all of the net income from the Company’s subsidiaries, First Street Surgical Center, L.P., First Surgical Woodlands, L.P., and First Street Hospital, L.P. passed through to the then-limited partners of each of the Company’s subsidiaries and the Company, therefore, had no corporate tax obligation to record.   Therefore, the provision noted above for 2010 only represents the tax obligation of the Company from the date of acquisition by Piper, December 1, 2010.  Had the acquisition by Piper occurred on January 1, 2009, the Company would have incurred the following pro-forma income tax expense:
	Pro Forma
	For the Year Ended December 31,
	2010	2009

Current Taxes	$4,032,277	$3,529,631

Deferred Taxes	3,282,622	-

Total	$7,314,899	$3,529,631

The Company’s 2010 deferred tax provision consisted primarily of an adjustment necessary to reflect the Company’s tax liability on the accrual basis upon the Company’s three limited partnership subsidiaries (who were all cash basis tax payers) entering into the Contribution Agreement with Piper.

A reconciliation of the provision for income taxes with amounts determined by applying the statutory U.S. Federal income tax rate (35%) to the Company’s income before income taxes is as follows:

	For the Year Ended December 31,
	2010	2009

Income Tax Expense at U.S. Statutory Rate	$4,032,277	$3,529,631

Pass-Through of Tax Liability to Limited Partner
Unitholders	(2,838,149)	(3,529,631)

Cash to Accrual Adjustment	3,279,242	-

Other	3,380	-

	$4,476,750	$-

The tax effect of temporary differences which give rise to the Company’s deferred tax liabilities at December 31, 2010 and 2009, are as follows:

	For the Year Ended December 31,
	2010	2009

Deferred Non-Current Tax Liability:
Cash to Accrual Adjustment	$3,279,242	$-

Other	3,380	$-
Deferred Non-Current Tax Liability	$3,282,622	$-

Deferred tax assets have resulted primarily from the Company’s future deductible temporary differences.  In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion, or all, of the deferred tax asset may not be realized.  The Company’s ability to realize the deferred tax assets depends upon the generation of sufficient future taxable income to allow the utilization of the deductible temporary differences and tax planning strategies.  Management evaluates the reliability of the deferred tax assets and the need for a valuation allowance annually.  At this time, based on current facts and circumstances, potential benefit of the deferred tax assets has not been recognized in the consolidated financial statements because the Company cannot be assured it is more likely than not it will utilize the deferred tax assets in future years.  The Company had no uncertain tax positions as of December 31, 2010.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2010
EMPLOYEE BENEFIT PLANS
9.      EMPLOYEE BENEFIT PLANS

Substantially all of the Company’s employees are eligible to enroll in Company sponsored healthcare plans, including coverage for medical and dental benefits. Our primary healthcare plans are national plans administered by third-party administrators. During 2010 and 2009, costs associated with these plans, net of amounts paid by employees, approximated  $761,132 and  $603,287, respectively.

Prior to January 1, 2009, the Company provided substantially all of its employees a qualified 401(k) savings plan.  Effective January 1, 2009, the Company converted its existing 401(k) plan to a Safe Harbor Plan.  Employees must be 18 years or older to participate, have been employed by the Company for one year and worked a minimum of 1,000 hours during that year.  The Company’s employer matching contribution equals 100% on the first 4% of each participant’s compensation which is deferred as an elective deferral.  The Safe Harbor matching contribution is paid on a payroll by payroll basis.  Employees are 100% vested in the plan after meeting all eligibility requirements and becoming a participant.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
7.	RELATED PARTY TRANSACTIONS

On March 28, 2011, First Street Hospital, L.P. entered into a  $200,000 and a  $50,000 30-day loan with the Company’s Chairman and with the Company’s President and Chief Executive Officer, respectively.  The loans matured on April 27, 2011, and if paid at maturity bore no interest.  If the loans were not repaid at maturity, interest was to accrue at 6.0% per annum.  Both loans were repaid on April 27, 2011.

During the six months ended June 30, 2011 and 2010, both First Street Hospital, L.P. and First Surgical Woodlands, L.P. held management agreements with First Surgical Partners, LLC (the former General Partner of the Company’s limited partnerships and the owners of which are shareholders of the Company) where the Company retained the services of First Surgical Partners, LLC to assist the Company in managing and conducting day-to-day business and services.  The First Surgical Woodlands, L.P. agreement was executed on February 1, 2005, with a term of five years and shall automatically renew for one additional two year period unless otherwise terminated.  The First Street Hospital, L.P. agreement was executed on July 25, 2006, with a term of ten years and shall automatically renew for one additional two year period unless otherwise terminated.  Each agreement calls for the payment by the partnerships to First Surgical Partners, LLC a monthly fee equal to 5% of the net monthly collected revenues from the partnership’s cash collections.  For the three months ended June 30, 2011 and 2010, the partnerships paid a total of  $454,416 and  $452,798, respectively, and for the six months ended June 30, 2011 and 2010, the partnerships paid a total of  $920,068 and  $959,764, respectively, in management fees to First Surgical Partners, LLC.

On June 1, 2006, First Street Surgical Center, L.P. entered into a  $700,000 long-term line of credit with the Company’s Chairman.  The line of credit bears interest at 6.0% per annum, matures on May 31, 2014 and is unsecured.  As of June 30, 2011 and December 31, 2010, the Company owed  $331,127 and  $321,365, respectively on the line of credit.  The Company recognized total interest expense of  $4,918 and  $4,632 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of  $9,762 and  $9,195 during the six months ended June 30, 2011 and 2010, respectively, on this note.

On April 1, 2003, First Street Surgical Center, LP entered into a building lease with the Company’s Chairman.  The building lease was for an initial term of 10 years from the commencement date followed by an option to extend the initial ten year term by two consecutive five year terms.  The lease agreement called for minimum monthly lease payments of  $23,000 per month, subject to escalation to reflect increases in the consumer price index. During each of the three and six months ended June 30, 2011 and 2010, First Street Surgical Center, LP paid  $80,160  and  $160,320, respectively, in lease payments on this lease.

On September 17, 2006, First Street Hospital, LP entered into a building lease with the Company’s Chairman.  The building lease was for an initial term of 10 years from the commencement date followed by an option to extend the initial ten year term by two consecutive ten year terms. This original lease agreement calls for minimum monthly lease payments of  $39,400 per month, subject to escalation to reflect increases in the consumer price index.  During 2010, the hospital expanded its square footage by 23,000, adding 14 beds and two operating rooms.  The expansion was opened for surgical procedures on December 15, 2010.  As of June 30, 2011, a lease document or an amendment to the original lease had not been finalized or signed.  A market rent study is being performed by an independent real estate firm, whom we engaged July 7, 2011, to assist us in determining a fair rental value for the expansion.  The expansion project was funded 100% by First Street Hospital for  $5,502,660, of which  $4,436,150 was financed under long-term notes.  For each of the three and six months ended June 30, 2011 and 2010, First Street Hospital, LP paid  $127,629 and  $255,258, respectively, in lease payments on this lease.

10.      RELATED PARTY TRANSACTIONS

During the years ended December 31, 2010 and 2009, both First Street Hospital, L.P. and First Surgical Woodlands, L.P. held management agreements with First Surgical Partners, LLC (the former General Partner of the Company’s limited partnerships and the owners of which are shareholders of the Company) where the Company retained the services of First Surgical Partners, LLC to assist the Company in managing and conducting day-to-day business and services.  The First Surgical Woodlands, L.P. agreement was executed on February 1, 2005, with a term of five years and shall automatically renew for one additional two year period unless otherwise terminated.  The First Street Hospital, L.P. agreement was executed on July 25, 2006, with a term of ten years and shall automatically renew for one additional two year period unless otherwise terminated.  Each agreement calls for the payment by the partnerships to First Surgical Partners, LLC a monthly fee equal to 5% of the net monthly collected revenues from the partnership’s cash collections.  For the years ended December 31, 2010 and 2009, the partnerships paid a total of  $1,802,084 and  $1,747,955 in management fees to First Surgical Partners, LLC.

On June 1, 2006, First Street Surgical Center, L.P. entered into a  $700,000 long-term line of credit Dr. Jacob Varon, who is a current shareholder of the Company and Chairman of the Board.  The line of credit bears interest at 6.0% per annum and is unsecured.  As of December 31, 2010 and 2009, the Company owed  $321,365 and  $302,695, respectively on the line of credit, and recognized total interest expense of  $18,670 and  $17,585 during the years ended December 31, 2010 and 2009, respectively.

On April 1, 2003, First Street Surgical Center, LP entered into a building lease with Dr. Jacob Varon, who is a current shareholder of the Company and Chairman of the Board.  The building lease was for an initial term of 10 years from the commencement date followed by an option to extend the initial ten year term by two consecutive five year terms.  The lease agreement called for minimum monthly lease payments of  $23,000 per month, subject to escalation to reflect increases in the consumer price index. In each of the years ended December 31, 2010 and 2009, First Street Surgical Center, LP paid  $320,640 in lease payments to Dr. Varon.

On September 17, 2006, First Street Hospital, LP entered into a building lease with Dr. Jacob Varon, who is a current shareholder of the Company and Chairman of the Board.  The building lease was for an initial term of 10 years from the commencement date followed by an option to extend the initial ten year term by two consecutive ten year terms. This original lease agreement called for minimum monthly lease payments of  $39,400 per month, subject to escalation to reflect increases in the consumer price index.   During 2010, the hospital expanded its square footage by 23,000, adding 14 beds and 2 operating rooms.  The expansion was opened for surgical procedures on December 15, 2010.  As of December 31, 2010, a lease document or an amendment to the original lease had not been finalized or signed.  A fair market valuation and assessment of rent is being performed in order to assess the new rental terms.  The expansion project was funded 100% by First Street Hospital for  $5,502,660 of which  $4,436,150 was financed under long-term notes.  For each of the years ended December 31, 2010 and 2009, First Street Hospital, LP paid  $510,517 in lease payments to Dr. Varon.

As of December 31, 2009, the Company had  $604,637 due from First Surgical Memorial Village LP, and entity managed by the former general partner of the Company’s three operating partnerships.  This amount was repaid in 2010.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
8.	COMMITMENTS AND CONTINGENCIES

Regulations, Risks and Uncertainties

As a healthcare provider, we are required to comply with extensive and complex laws and regulations at the federal, state and local government levels.  These laws and regulations relate to, among other things:

•	Licensure, certification and accreditation,

•	Coding and billing for services,

•	Relationships with physicians and other referral sources, including physician self-referral and anti-kickback laws,

•	Quality of medical care,

•	Use and maintenance of medical supplies and equipment,

•	Maintenance and security of medical records,

•	Acquisition and dispensing of pharmaceuticals and controlled substances, and

•	Disposal of medical and hazardous waste.

In the future, changes in these laws and regulations could subject our current or past practices to allegations of impropriety or illegality or could require us to make changes in our investment structure, hospitals, equipment, personnel, services, capital expenditure programs, operating procedures, and contractual arrangements.

If we fail to comply with applicable laws or regulations, we could be subject to liabilities, including (1) criminal penalties, (2) civil penalties, including monetary penalties and the loss of our licenses to operate one or more of our facilities, and (3) exclusion or suspension of one or more of our facilities from participation in the Medicare, Medicaid, and other federal and state healthcare programs.  Substantial damages and other remedies assessed against us could have a material adverse affect on our business, financial position, results of operations, and cash flows.

Bariatric Program Sponsorship Agreement

The Company entered into a Bariatric Program Sponsorship Agreement on March 22, 2006, but effective May 1, 2006, with Vital Weight Control, Inc., d/b/a NeWeigh (‘Vital’).  Per the agreement, the Company desires to sponsor, in part, a gastroplasty program involving surgical intervention for morbid obesity.  Under the sponsorship, the Company makes available its facility for surgeries on prospective patients that are participants in the bariatric program as well as for surgeries on other prospective patients that meet criteria for eligibility for bariatric surgery.  At all times during the term of the agreement the Company shall either furnish, at its expense, or reimburse Vital amounts Vital expends for operation of the program, including office space, facilities, equipment, utilities, furniture, fixtures, office supplies, postage, courier services, and other outside services as may be reasonably required to operate the program.  The original term of the agreement commenced on May 1, 2006, for a period of 36 months.  As compensation for the services rendered by Vital, the Company was obligated to pay a program sponsorship fee of  $200,000 per month.

On February 13, 2008, the Company amended the existing contract with Vital to operate a second facility in The Woodlands.  The amendment further extended the term of the contract for a period of one year, thus the new termination date of the agreement became May 1, 2010.  The payment of  $200,000 per month continued on the existing facility as well as an additional  $200,000 per month for the new facility.

On January 13, 2009, Vital terminated the agreement as a result of a breach of contract and demanded payment of  $6,200,000.  On February 9, 2009, the Company and Vital entered a Reinstatement of Contract Agreement reinstating the contract and providing a payment to Vital of  $400,000 representing payments due for January 15, 2009 and February 1, 2009.  Further, the Reinstatement provided that Vital, and not the Company, may terminate the agreement going forward.  Further, the Company and Vital entered into a Grant of Exclusivity Agreement providing Vital with the exclusive right to negotiate and tender contracts for the operation and management of emergency services.

On December 10, 2009, the Company extended and renewed the agreement for an additional two years.  Program payments for both facilities are now set to expire April 30, 2012.

The Company made payments totaling  $1.2 million and  $2.4 million during each of the three and six months ended June 30, 2011 and 2010, respectively.

 Litigation

 From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business.  However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business.  Except as set forth below, the Company is not currently aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results.

 On January 7, 2011, Aetna Health Inc. and Aetna Life Insurance Company filed a petition in the District Court of Harris County, Texas (Case Number 201101291) against First Street Hospital, L.P. (“FSH”) and St. Michael’s Emergency Center LLC (“SMEC”) primarily claiming fraud/fraudulent non-disclosure and negligent misrepresentation and seeking damages, expenses and attorneys’ fees in connection with the billing practices associated with the affiliation agreement between FSH and SMEC whereby FSH’s off-campus emergency departments are improperly submitting facility fee claims under FSH’s tax identification number.  Aetna is claiming that FSH and SMEC are not properly or sufficiently integrated and affiliated and, as a result, such facility fee claims are fraudulent when submitted under FSH’s tax identification number.  On February 14, 2011, FSH filed its original answer denying all allegations.  Further, on March 2, 2011, FSH filed a Motion to Dismiss arguing that only federal courts have jurisdiction over ERISA matters.  In response to the Motion to Dismiss, on April 7, 2011, Aetna Life Insurance Company segregated its claims and filed an additional lawsuit with the United States District of Texas Houston Division (Case Number 4:11-cv-01341) against FSH and SMEC primarily claiming fraud/fraudulent non-disclosure and negligent misrepresentation and seeking damages, expenses and attorneys’ fees in connection with the billing practices associated with the affiliation agreement between FSH and SMEC.  On April 29, 2011, FSH filed a Motion to Dismiss the United States District of Texas Houston Division seeking to dismiss all claims based on state law as such claims are preempted by Federal law and seeking to dismiss all claims based on fraud and negligent misrepresentation as the claimant had not specifically plead facts supporting fraudulent knowledge and intent.  In April 2011, Aetna Health Inc. and Aetna Life Insurance Company filed a First Amended Petition in the District Court of Harris County, Texas.  Discovery in these matters is ongoing.  An estimate of the amount or range of loss or possible loss cannot be made at this time.  Although the lawsuits as currently pled are not clear regarding damages, the Original Petition filed by Aetna Health Inc. and Aetna Life Insurance Company in District Court of Harris County, Texas alleged total damages of  $16.0 million in wrongfully submitted insurance claims, excluding punitive damages and attorney fees.  FSH has denied all claims and intends to continue to vigorously defend these claims.

11.      COMMITMENTS AND CONTINGENCIES

Regulations, Risks and Uncertainties

As a healthcare provider, we are required to comply with extensive and complex laws and regulations at the federal, state and local government levels.  These laws and regulations relate to, among other things:

•	Licensure, certification and accreditation,

•	Coding and billing for services,

•	Relationships with physicians and other referral sources, including physician self-referral and anti-kickback laws,

•	Quality of medical care,

•	Use and maintenance of medical supplies and equipment,

•	Maintenance and security of medical records,

•	Acquisition and dispensing of pharmaceuticals and controlled substances, and

•	Disposal of medical and hazardous waste.

In the future, changes in these laws and regulations could subject our current or past practices to allegations of impropriety or illegality or could require us to make changes in our investment structure, hospitals, equipment, personnel, services, capital expenditure programs, operating procedures, and contractual arrangements.

If we fail to comply with applicable laws or regulations, we could be subject to liabilities, including (1) criminal penalties, (2) civil penalties, including monetary penalties and the loss of our licenses to operate one or more of our facilities, and (3) exclusion or suspension of one or more of our facilities from participation in the Medicare, Medicaid, and other federal and state healthcare programs.  Substantial damages and other remedies assessed against us could have a material adverse affect on our business, financial position, results of operations, and cash flows.

Bariatric Program Sponsorship Agreement

The Company entered into a Bariatric Program Sponsorship Agreement on March 22, 2006, but effective May 1, 2006, with Vital Weight Control, Inc., d/b/a NeWeigh (‘Vital’).  Per the agreement, the Company desires to sponsor, in part, a gastroplasty program involving surgical intervention for morbid obesity.  Under the sponsorship, the Company makes available its facility for surgeries on prospective patients that are participants in the bariatric program as well as for surgeries on other prospective patients that meet criteria for eligibility for bariatric surgery.  At all times during the term of the agreement the Company shall either furnish, at its expense, or reimburse Vital amounts Vital expends for operation of the program, including office space, facilities, equipment, utilities, furniture, fixtures, office supplies, postage, courier services, and other outside services as may be reasonably required to operate the program.  The original term of the agreement commenced on May 1, 2006, for a period of 36 months.  As compensation for the services rendered by Vital, the Company was obligated to pay a program sponsorship fee of  $200,000 per month.

On February 13, 2008, the Company amended the existing contract with Vital to operate a second facility in The Woodlands.  The amendment further extended the term of the contract for a period of one year, thus the new termination date of the agreement became May 1, 2010.  The payment of  $200,000 per month continued on the existing facility as well as an additional  $200,000 per month for the new facility.

On January 13, 2009, Vital terminated the agreement as a result of a breach of contract and demanded payment of  $6,200,000.  On February 9, 2009, the Company and Vital entered a Reinstatement of Contract Agreement reinstating the contract and providing a payment to Vital of  $400,000 representing payments due for January 15, 2009 and February 1, 2009.  Further, the Reinstatement provided that Vital, and not the Company, may terminate the agreement going forward.  Further, the Company and Vital entered into a Grant of Exclusivity Agreement providing Vital with the exclusive right to negotiate and tender contracts for the operation and management of emergency services.

On December 10, 2009, the Company extended and renewed the agreement for an additional two years.  Program payments for both facilities are now set to expire April 30, 2012.

The Company made payments totaling  $4.8 million during each of  the years ended December 31, 2010 and 2009, respectively, and has remaining sponsorship payments of  $4.8 million in 2011 and  $1.6 million in 2012.

Operating Leases

We lease certain land, buildings, and equipment under non-cancelable operating leases generally expiring at various dates through 2015 .  Operating leases generally have 3- to 15-year terms, with one or more renewal options, with terms to be negotiated at the time of renewal.  Various facility leases include provisions for rent escalation to recognize increased operating costs or require the Company to pay certain maintenance and utility costs.  Contingent rents are included in rent expense in the year incurred.  Certain leases contain annual escalation clauses based on changes in the Consumer Price Index while others have fixed escalation terms.  The excess of cumulative rent expense (recognized on a straight-line basis) over cumulative rent payments made on leases with fixed escalation terms is recognized as straight-line rental accrual and is included in Other Long-Term Liabilities in the accompanying consolidated balance sheets, and totaled  $114,223 and  $164,280 at December 31, 2010 and 2009, respectively.

Future minimum lease payments at December 31, 2010, for those leases having an initial or remaining non-cancelable lease term in excess of one year, are as follows:

Year Ending
December 31,

2011	$1,761,949
2012	1,603,252
2013	738,844
2014	605,385
2015	570,759
Thereafter	-
Total	$5,280,189

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business.  However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business.  Except as set forth below, the Company is not currently aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results. On January 7, 2011, Aetna Health Inc. and Aetna Life Insurance Company filed a petition in the District Court of Harris County, Texas (Case Number 201101291) against First Street Hospital, L.P. (“FSH”) and St. Michael’s Emergency Center LLC (“SMEC”) primarily claiming fraud/fraudulent non-disclosure and negligent misrepresentation and seeking damages, expenses and attorneys’ fees in connection with the billing practices associated with the affiliation agreement between FSH and SMEC whereby FSH’s off-campus emergency departments are improperly submitting facility fee claims under FSH’s tax identification number.  Aetna is claiming that FSH and SMEC are not properly or sufficiently integrated and affiliated and, as a result, such facility fee claims are fraudulent when submitted under FSH’s tax identification number.   On February 14, 2011, FSH filed its original answer denying all allegations.  Further, on March 2, 2011, FSH filed a Motion to Dismiss arguing that only federal courts have jurisdiction over ERISA matters.  In response to the Motion to Dismiss, on April 7, 2011, Aetna Life Insurance Company segregated its claims and filed an additional lawsuit with the United States District of Texas Houston Division (Case Number 4:11-cv-01341) against FSH and SMEC primarily claiming fraud/fraudulent non-disclosure and negligent misrepresentation and seeking damages, expenses and attorneys’ fees in connection with the billing practices associated with the affiliation agreement between FSH and SMEC.   On April 29, 2011, FSH filed a Motion to Dismiss the United States District of Texas Houston Division seeking to dismiss all claims based on state law as such claims are preempted by Federal law and seeking to dismiss all claims based on fraud and negligent misrepresentation as the claimant had not specifically plead facts supporting fraudulent knowledge and intent.  In April 2011, Aetna Health Inc. and Aetna Life Insurance Company filed a First Amended Petition in the District Court of Harris County, Texas.  Discovery in these matters is ongoing.  An estimate of the amount or range of loss or possible loss cannot be made at this time.  Although the lawsuits as currently pled are not clear regarding damages, the Original Petition filed by Aetna Health Inc. and Aetna Life Insurance Company in District Court of Harris County, Texas alleged total damages of  $16 million in wrongfully submitted insurance claims, excluding punitive damages and attorney fees.  FSH has denied all claims and intends to continue to vigorously defend these claims.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
9.	SUBSEQUENT EVENTS

 On July 29, 2011, the Company declared a quarterly dividend on its Common Stock of  $0.0275 per share.  The record date for this distribution was August 11, 2011 and the dividend was paid on August 12, 2011.  The total dividend paid was  $1,117,875.

12.      SUBSEQUENT EVENTS

On February 23, 2011, the Company declared a special dividend on its Common Stock of  $0.0125 per share.  The record date for this distribution was March 7, 2011, and the payment date was March 8, 2011.  The total dividend payable on March 8, 2011 was  $500,000.

On April 7, 2011, the Company declared a quarterly dividend on its Common Stock of  $0.025 per share.  The record date for this distribution is April 25, 2011.  The Company anticipates this quarterly dividend will be paid in late April 2011.  The total dividend payable is estimated to be  $1,006,250.